Financial Risk Management - Summary of Maximum Exposure to Credit Risk (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		₩ 913,028,901	₩ 871,803,988
Financial assets
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		687,531,295	662,785,291
Due from financial institutions measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk	[1]	27,579,279	29,912,097
Due from financial institutions measured at fair value through profit or loss
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		79,811	69,469
Securities measured at fair value through profit or loss
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		72,658,432	65,899,397
Loans measured at fair value through profit or loss
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		183,726	493,562
Financial instruments indexed to the price of gold
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		93,743	90,006
Derivatives
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		6,157,628	9,446,580
Loans measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk	[1]	444,805,287	433,038,931
Other financial assets
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk	[1]	16,544,513	10,718,383
Securities measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		78,926,437	76,648,353
Securities measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk	[1]	39,701,389	35,919,241
Loans measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		801,050	549,272
Off-balance sheet items
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		225,497,606	209,018,697
Acceptances And Guarantees Contracts
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		13,763,222	12,425,753
Financial guarantee contracts
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		7,828,205	8,297,042
Commitments
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		₩ 203,906,179	₩ 188,295,902

[1]	After netting of allowance